Statement Of Stockholders’ Equity (Unaudited) - USD ($)	Common Stock Predecessor	Common Stock Successor [Member]	Additional Paid-in Capital Predecessor	Additional Paid-in Capital Successor [Member]	Retained Earnings/Accumulated Deficit Predecessor	Retained Earnings/Accumulated Deficit Successor [Member]	Total	Predecessor	Successor [Member]
Beginning Balance at Dec. 31, 2018	$ 7,000		$ 707,049		$ 2,684,628			$ 3,398,677
Beginning Balance, Shares at Dec. 31, 2018	7,000
Net loss					(445,265)			(445,265)
Ending Balance at Apr. 05, 2019	$ 7,000		$ 707,049		$ 2,239,263			$ 2,953,412
Ending Balance, Shares at Apr. 05, 2019	7,000
Capital contribution by Holdco for the acquisition of Goedeker Television Co.		$ 475		979,048					979,523
Capital contribution by Holdco for the acquisition of Goedeker Television Co., shares		4,750,000
Issuance of 1847 Holdings warrants in connection with notes payable				292,673					292,673
Net loss						(743,262)			(743,262)
Ending Balance at Jun. 30, 2019		$ 475		1,271,721		(743,262)			528,934
Ending Balance, Shares at Jun. 30, 2019		4,750,000
Beginning Balance at Dec. 31, 2019		$ 475		1,271,721		(2,068,150)	$ (795,954)		(795,954)
Beginning Balance, Shares at Dec. 31, 2019		4,750,000
Net loss						(1,285,120)			(1,285,120)
Ending Balance at Mar. 31, 2020		$ 475		1,271,721		(3,353,270)			(2,081,074)
Ending Balance, Shares at Mar. 31, 2020		4,750,000
Issuance of 1847 Holdings warrants in connection with notes payable				566,711					566,711
Issuance of 1847 Holdings shares in connectionwith exercise of warrant				275,000					275,000
Forgiveness of related party debt				137,500					137,500
Net loss						(4,016,828)			(4,016,828)
Ending Balance at Jun. 30, 2020		$ 475		$ 2,250,932		$ (7,370,098)	$ (5,118,691)		$ (5,118,691)
Ending Balance, Shares at Jun. 30, 2020		4,750,000